Property, plant and equipment (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	466,971	542,681
Accumulated Deprecation	188,996	210,429
Net Book Value	277,975	332,252
Acquisition of property, plant and equipment for continuing operations by means of capital leases	13,812	53,774
Heavy equipment
Property, Plant and Equipment [Line Items]
Cost	251,872	321,976
Accumulated Deprecation	96,038	113,373
Net Book Value	155,834	208,603
Major component parts in use
Property, Plant and Equipment [Line Items]
Cost	60,484	59,538
Accumulated Deprecation	23,472	22,543
Net Book Value	37,012	36,995
Other equipment
Property, Plant and Equipment [Line Items]
Cost	27,594	37,684
Accumulated Deprecation	11,511	18,127
Net Book Value	16,083	19,557
Licensed motor vehicles
Property, Plant and Equipment [Line Items]
Cost	25,911	32,010
Accumulated Deprecation	22,474	25,333
Net Book Value	3,437	6,677
Office and computer equipment
Property, Plant and Equipment [Line Items]
Cost	13,846	13,122
Accumulated Deprecation	11,882	10,630
Net Book Value	1,964	2,492
Buildings
Property, Plant and Equipment [Line Items]
Cost	4,691	3,541
Accumulated Deprecation	2,650	3,096
Net Book Value	2,041	445
Land
Property, Plant and Equipment [Line Items]
Cost		166
Accumulated Deprecation		0
Net Book Value		166
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	9,946	9,743
Accumulated Deprecation	6,187	5,656
Net Book Value	3,759	4,087
Assets under capital lease
Property, Plant and Equipment [Line Items]
Cost	72,627	64,901
Accumulated Deprecation	14,782	11,671
Net Book Value	57,845	53,230
Depreciation expense	6,694	7,539